united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/15

Item 1. Reports to Stockholders.

Fortunatus Protactical New Opportunity Fund

Semi-Annual Report
April 30, 2015

1-844-798-3646
www.fortunatusfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Fortunatus Protactical New Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2015

The Portfolio’s performance figures* for the period ended April 30, 2015, as compared to its benchmark:

Inception** -
April 30, 2015
Fortunatus Protactical New Opportunity Fund - Class A	0.40%
Fortunatus Protactical New Opportunity Fund - Class A with load	-5.37%
Fortunatus Protactical New Opportunity Fund - Class I	0.40%
MSCI ACWI Small Cap Net Index	5.58%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.23% for Class A shares and 1.98% for Class I shares per the November 24, 2014, prospectus. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call toll-free 1-844-798-3646.

**	Inception date is December 29, 2014.

MSCI ACWI Small Cap Net Index - The index captures small cap representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries. With 6,061 constituents, the index convers about 14% of the free float-adjusted market capitalization in each country.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class	% of Net Assets
Common Stock	88.5%
Exchange Trade Funds - Equity Funds	10.5%
Short Term Investments	1.7%
Other, Cash & Cash Equivalents	(0.7)%
100.00%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

1

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares		Value
	COMMON STOCKS - 88.5%
	ADVERTISING - 0.1%
2,127	Harte-Hanks, Inc.	$ 14,442
358	Journal Media Group, Inc. *	3,326
1,080	Sizmek, Inc. *	7,517
		25,285
	AEROSPACE/DEFENSE - 1.5%
1,869	AAR Corp.	56,519
3,043	Aerojet Rocketdyne Holdings, Inc. *	59,825
992	Aerovironment, Inc. *	25,395
1,054	Cubic Corp.	52,257
2,446	Curtiss-Wright Corp.	178,705
1,360	Kaman Corp.	56,726
1,993	Moog, Inc. *	139,271
254	National Presto Industries, Inc.	15,895
		584,593
	AGRICULTURE - 0.3%
1,287	Andersons, Inc.	54,942
1,046	Universal Corp.	49,193
		104,135
	AIRLINES - 0.4%
644	Allegiant Travel Co.	99,021
2,351	Republic Airways Holdings, Inc. *	28,776
2,335	SkyWest, Inc.	31,873
		159,670
	APPAREL - 2.0%
4,022	Crocs, Inc. *	53,090
929	G-III Apparel Group Ltd. *	103,286
2,323	Iconix Brand Group, Inc. *	61,118
700	Oxford Industries, Inc.	55,615
552	Perry Ellis International, Inc. *	13,204
5,911	Quiksilver, Inc. *	9,812
2,105	Skechers U.S.A., Inc. *	189,282
2,712	Steven Madden Ltd. *	105,822
686	Unifi, Inc. *	24,209

See accompanying notes to financial statements.

2

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares		Value
5,283	Wolverine World Wide, Inc.	162,347
		777,785
	AUTO PARTS & EQUIPMENT - 0.7%
1,480	Dorman Products, Inc. *	69,308
1,720	Gentherm, Inc. *	90,696
1,016	Standard Motor Products, Inc.	38,405
1,182	Superior Industries International, Inc.	21,985
2,691	Titan International, Inc.	27,959
		248,353
	BANKS - 7.2%
3,593	Bank of the Ozarks, Inc.	139,265
933	Banner Corp.	42,190
3,923	BBCN Bancorp, Inc.	55,667
4,123	Boston Private Financial Holdings, Inc.	54,217
1,579	Cardinal Financial Corp.	32,575
1,350	Central Pacific Financial Corp.	30,915

See accompanying notes to financial statements.

3

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	BANKS (Continued) - 7.2%
752	City Holding Co.	$ 34,569
2,593	Columbia Banking System, Inc.	77,012
1,983	Community Bank System, Inc.	69,306
4,744	CVB Financial Corp.	74,244
5,050	First BanCorp. *	30,351
4,330	First Commonwealth Financial Corp.	39,057
3,068	First Financial Bancorp.	52,954
3,169	First Financial Bankshares, Inc.	91,774
3,678	First Midwest Bancorp, Inc.	62,894
8,434	FNB Corp.	111,919
3,621	Glacier Bancorp, Inc.	95,377
1,622	Hanmi Financial Corp.	34,516
2,791	Home BancShares, Inc.	91,768
1,254	Independent Bank Corp.	52,317
1,838	LegacyTexas Financial Group, Inc.	46,777
3,071	MB Financial, Inc.	92,529
6,741	National Penn Bancshares, Inc.	70,106
2,075	NBT Bancorp, Inc.	50,111
2,089	OFG Bancorp.	29,434
5,203	Old National Bancorp.	71,073
1,581	Pinnacle Financial Partners, Inc.	75,335
3,382	PrivateBancorp, Inc.	125,371
1,414	S&T Bancorp, Inc.	38,037
760	Simmons First National Corp.	33,250
1,053	Southside Bancshares, Inc.	28,772
9,298	Susquehanna Bancshares, Inc.	124,965
2,844	Talmer Bancorp, Inc.	43,741
2,226	Texas Capital Bancshares, Inc. *	117,221
564	Tompkins Financial Corp.	29,413
4,493	TrustCo Bank Corp.	29,968
1,805	UMB Financial Corp.	89,871
3,096	United Bankshares, Inc.	116,348

See accompanying notes to financial statements.

4

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares		Value
2,123	United Community Banks, Inc.	39,509
1,239	Westamerica Bancorporation.	53,958
3,466	Wilshire Bancorp, Inc.	36,566
2,255	Wintrust Financial Corp.	109,909
		2,725,151
	BIOTECHNOLOGY - 1.2%
2,055	Acorda Therapeutics, Inc. *	61,794
388	ANI Pharmaceuticals, Inc. *	23,660
1,500	Cambrex Corp. *	57,735
1,429	Emergent Biosolutions, Inc. *	42,427
913	Ligand Pharmaceuticals, Inc. *	70,885
3,262	Medicines Co. *	83,540
2,243	Momenta Pharmaceuticals, Inc. *	39,140
1,568	Repligen Corp. *	46,272
2,821	Spectrum Pharmaceuticals, Inc. *	15,939
		441,392

See accompanying notes to financial statements.

5

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	BUILDING MATERIALS - 1.5%
1,954	AAON, Inc.	$ 46,837
1,405	Apogee Enterprises, Inc.	73,931
1,931	Boise Cascade Co. *	67,006
1,138	Drew Industries, Inc.	64,491
1,424	Gibraltar Industries, Inc. *	23,581
2,142	Griffon Corp.	36,007
3,484	Headwaters, Inc. *	61,249
2,325	PGT, Inc. *	26,319
1,841	Quanex Building Products Corp.	35,531
1,982	Simpson Manufacturing Co, Inc.	64,970
970	Universal Forest Products, Inc.	53,660
		553,582
	CHEMICALS - 1.9%
1,444	A Schulman, Inc.	61,298
1,298	Aceto Corp.	25,155
1,349	American Vanguard Corp.	14,717
1,542	Balchem Corp.	80,832
2,639	Calgon Carbon Corp.	58,559
435	Hawkins, Inc.	17,161
2,428	HB Fuller Co.	101,418
1,024	Innophos Holdings, Inc.	54,108
2,675	Intrepid Potash, Inc. *	33,518
1,062	Koppers Holdings, Inc.	23,874
1,636	Kraton Performance Polymers, Inc. *	36,875
1,497	OM Group, Inc.	44,970
638	Quaker Chemical Corp.	53,094
1,977	Rayonier Advanced Materials, Inc.	33,036
970	Stepan Co.	49,402
1,173	Zep, Inc.	23,319
		711,336
	COAL - 0.2%
8,525	Arch Coal, Inc. *	8,305

See accompanying notes to financial statements.

6

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares		Value
2,825	Cloud Peak Energy, Inc. *	18,334
3,148	SunCoke Energy, Inc.	55,185
		81,824
	COMMERCIAL SERVICES - 4.2%
2,546	ABM Industries, Inc.	81,599
1,226	Albany Molecular Research, Inc. *	22,142
856	American Public Education, Inc. *	23,874
2,189	AMN Healthcare Services, Inc. *	49,931
2,408	Brink's Co.	63,740
494	Capella Education Co.	26,691
2,154	Cardtronics, Inc. *	81,270
2,738	Career Education Corp. *	11,500
751	CDI Corp.	10,244
470	CorVel Corp. *	16,798
1,471	Cross Country Healthcare, Inc. *	16,328
1,630	ExamWorks Group, Inc. *	66,748

See accompanying notes to financial statements.

7

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	COMMERCIAL SERVICES(Continued) - 4.2%
508	Forrester Research, Inc.	$ 17,673
1,946	Green Dot Corp. *	31,331
3,631	Healthcare Services Group, Inc.	109,910
1,752	Heartland Payment Systems, Inc.	89,177
852	Heidrick & Struggles International, Inc.	20,499
1,093	Insperity, Inc.	52,639
1,511	Kelly Services, Inc.	24,811
2,438	Korn/Ferry International	76,870
429	Landauer, Inc.	13,839
1,454	Matthews International Corp.	70,563
498	Medifast, Inc. *	14,940
1,502	Monro Muffler Brake, Inc.	89,955
4,488	Monster Worldwide, Inc. *	26,434
2,258	Navigant Consulting, Inc. *	32,651
1,466	Nutrisystem, Inc.	27,927
2,244	On Assignment, Inc. *	75,511
2,806	PAREXEL International Corp. *	178,391
580	Providence Service Corp. *	24,662
1,908	Resources Connection, Inc.	30,070
517	Strayer Education, Inc. *	26,222
2,058	TrueBlue, Inc. *	59,229
1,161	Universal Technical Institute, Inc.	9,810
951	Viad Corp.	25,268
		1,599,247
	COMPUTERS - 2.9%
645	Agilysys, Inc. *	6,069
1,130	CACI International, Inc. *	99,711
3,550	Ciber, Inc. *	12,532
2,336	Electronics For Imaging, Inc. *	97,481
812	Engility Holdings, Inc.	22,630
1,499	ExlService Holdings, Inc. *	51,611
1,715	IGATE Corp. *	81,565

See accompanying notes to financial statements.

8

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares		Value
2,060	Insight Enterprises, Inc. *	58,957
2,498	LivePerson, Inc. *	23,481
3,803	Manhattan Associates, Inc. *	199,886
1,601	Mercury Systems, Inc. *	22,110
714	MTS Systems Corp.	50,394
1,795	NetScout Systems, Inc. *	73,774
1,671	Super Micro Computer, Inc. *	48,075
1,820	Sykes Enterprises, Inc. *	45,555
1,826	Synaptics, Inc. *	154,699
889	TeleTech Holdings, Inc.	23,061
1,287	Virtusa Corp. *	51,223
		1,122,814
	COSMETICS/PERSONAL CARE - 0.1%
902	Inter Parfums, Inc.	27,222

	DISTRIBUTION/WHOLESALE - 0.7%
2,117	Pool Corp.	137,372
1,377	ScanSource, Inc. *	54,873
1,888	United Stationers, Inc.	76,672
		268,917

See accompanying notes to financial statements.

9

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
769	Calamos Asset Management, Inc.	$ 9,513
1,182	Encore Capital Group, Inc. *	47,800
1,193	Enova International, Inc. *	22,082
1,888	Evercore Partners, Inc.	91,077
2,507	Financial Engines, Inc.	105,720
1,444	FXCM, Inc.	2,903
1,317	Greenhill & Co, Inc.	52,087
2,825	Interactive Brokers Group, Inc.	95,909
1,668	Investment Technology Group, Inc. *	47,521
1,920	MarketAxess Holdings, Inc.	164,832
797	Piper Jaffray Cos. *	40,209
2,405	PRA Group, Inc. *	131,734
347	Virtus Investment Partners, Inc.	46,366
1,568	WageWorks, Inc. *	79,027
446	World Acceptance Corp. *	37,741
		974,521
	ELECTRIC - 1.4%
2,013	ALLETE, Inc.	101,254
2,781	Avista Corp.	90,716
1,984	El Paso Electric Co.	73,825
2,257	NorthWestern Corp.	117,567
2,756	UIL Holdings Corp.	137,469
		520,831
	ELECTRICAL COMPONENT & EQUIPMENT - 1.1%
1,795	Advanced Energy Industries, Inc. *	43,906
919	Encore Wire Corp.	41,364
2,222	Enersys	150,874
2,254	General Cable Corp.	36,763
1,192	Littelfuse, Inc.	116,804
534	Powell Industries, Inc.	17,723
897	Vicor Corp. *	13,679
		421,113

See accompanying notes to financial statements.

10

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares		Value
	ELECTRONICS - 2.8%
401	American Science & Engineering, Inc.	15,005
720	Badger Meter, Inc.	44,798
547	Bel Fuse, Inc.	11,230
2,640	Benchmark Electronics, Inc. *	62,119
2,293	Brady Corp.	61,063
1,930	Checkpoint Systems, Inc.	19,995
1,223	Coherent, Inc. *	73,380
1,615	CTS Corp.	28,973
1,041	Electro Scientific Industries, Inc.	5,934
1,250	ESCO Technologies, Inc.	45,875
818	FARO Technologies, Inc. *	32,581
2,441	II-VI, Inc. *	43,425
1,823	Methode Electronics, Inc.	77,405
1,871	Newport Corp. *	35,680
899	OSI Systems, Inc. *	60,422
1,015	Park Electrochemical Corp.	22,046
1,627	Plexus Corp. *	70,042

See accompanying notes to financial statements.

11

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	ELECTRONICS (Continued) - 2.8%
1,346	Rofin-Sinar Technologies, Inc. *	$ 31,846
921	Rogers Corp. *	66,966
4,069	Sanmina Corp. *	82,723
2,497	TASER International, Inc. *	75,384
2,562	TTM Technologies, Inc. *	23,955
1,384	Watts Water Technologies, Inc.	75,497
		1,066,344
	ENERGY - ALTERNATE SOURCES - 0.2%
1,155	FutureFuel Corp.	12,555
1,748	Green Plains, Inc.	54,433
		66,988
	ENGINEERING & CONSTRUCTION - 0.9%
1,804	Aegion Corp. *	33,230
1,867	Comfort Systems USA, Inc.	38,628
1,641	Dycom Industries, Inc. *	75,453
3,148	EMCOR Group, Inc.	140,495
636	Exponent, Inc.	56,356
1,369	Orion Marine Group, Inc. *	11,527
		355,689
	ENTERTAINMENT - 0.7%
1,355	Marriott Vacations Worldwide Corp.	111,395
2,890	Pinnacle Entertainment, Inc. *	106,236
2,503	Scientific Games Corp. *	31,713
		249,344
	ENVIORNMENTAL CONTROL - 0.3%
3,002	Tetra Tech, Inc.	81,384
1,062	US Ecology, Inc.	49,819
		131,203
	FOOD - 1.6%
2,600	B&G Foods, Inc.	79,040
737	Calavo Growers, Inc.	37,329
1,444	Cal-Maine Foods, Inc.	64,561

See accompanying notes to financial statements.

12

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares		Value
8,065	Darling Ingredients, Inc. *	110,168
1,221	Diamond Foods, Inc. *	34,237
728	J&J Snack Foods Corp.	75,952
996	Sanderson Farms, Inc.	74,820
388	Seneca Foods Corp. *	11,182
2,524	Snyder's-Lance, Inc.	74,534
1,819	SpartanNash Co.	54,879
		616,702
	FOREST PRODUCTS & PAPER - 0.7%
942	Clearwater Paper Corp. *	60,260
513	Deltic Timber Corp.	32,832
777	Neenah Paper, Inc. *	46,985
2,068	PH Glatfelter Co.	51,287
1,495	Schweitzer-Mauduit International, Inc.	66,094
376	Veritiv Corp. *	14,942
		272,400
	GAS - 1.7%
2,107	Laclede Group, Inc.	109,417
4,126	New Jersey Resources Corp.	125,884

See accompanying notes to financial statements.

13

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	GAS (Continued) - 1.7%
1,315	Northwest Natural Gas Co.	$ 61,411
3,803	Piedmont Natural Gas Co, Inc.	142,384
1,620	South Jersey Industries, Inc.	85,455
2,285	Southwest Gas Corp.	125,675
		650,226
	HAND/MACHINE TOOLS - 0.2%
1,994	Franklin Electric Co, Inc.	72,103

	HEALTHCARE - PRODUCTS - 4.0%
1,020	Abaxis, Inc.	65,280
1,764	ABIOMED, Inc. *	111,520
3,618	Affymetrix, Inc. *	43,886
590	Analogic Corp.	49,855
1,233	AngioDynamics, Inc. *	20,579
1,736	Cantel Medical Corp.	77,756
1,308	CONMED Corp.	65,701
1,127	CryoLife, Inc.	11,495
1,291	Cyberonics, Inc. *	78,635
1,090	Cynosure, Inc. *	36,428
1,208	Greatbatch, Inc. *	65,135
2,454	Haemonetics Corp. *	99,461
1,692	Hanger, Inc. *	37,799
654	ICU Medical, Inc. *	55,178
1,206	Integra LifeSciences Holdings Corp. *	70,889
1,418	Invacare Corp.	28,459
1,921	Luminex Corp. *	29,814
2,387	Masimo Corp. *	80,585
2,070	Meridian Bioscience, Inc.	36,680
2,109	Merit Medical Systems, Inc. *	40,936
1,606	Natus Medical, Inc. *	60,562
2,459	NuVasive, Inc. *	109,991
622	SurModics, Inc. *	15,687

See accompanying notes to financial statements.

14

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
695	Vascular Solutions, Inc *	22,282
3,654	West Pharmaceutical Services, Inc.	194,685
		1,509,278
	HEALTHCARE - SERVICES - 2.3%
1,685	Air Methods Corp. *	77,005
387	Almost Family, Inc. *	16,749
1,540	Amedisys, Inc. *	42,827
2,369	Amsurg Corp. *	148,584
1,153	Bio-Reference Laboratires, Inc. *	38,187
812	Chemed Corp.	93,583
1,090	Ensign Group, Inc.	45,900
1,710	Healthways, Inc. *	29,754
808	IPC Healthcare, Inc. *	39,527

See accompanying notes to financial statements.

15

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	HEALTHCARE - SERVICES (Continued) - 2.3%
3,822	Kindred Healthcare, Inc.	$ 87,715
562	LHC Group, Inc. *	18,018
1,301	Magellan Health, Inc. *	82,353
1,563	Molina Healthcare, Inc. *	92,577
4,815	Select Medical Holdings Corp.	70,058
		882,837
	HOME BUILDERS - 0.7%
1,159	M/I Homes, Inc. *	26,147
1,792	Meritage Homes Corp. *	76,644
2,222	Ryland Group, Inc.	91,591
7,187	Standard Pacific Corp. *	58,214
1,231	Winnebago Industries, Inc.	25,494
		278,090
	HOME FURNISHINGS - 0.9%
608	American Woodmark Corp. *	30,826
1,820	Daktronics, Inc.	19,529
817	DTS, Inc. *	29,289
1,299	Ethan Allen Interiors, Inc.	31,462
1,444	iRobot Corp. *	46,815
2,530	La-Z-Boy, Inc.	66,311
2,532	Select Comfort Corp. *	78,036
761	Universal Electronics, Inc. *	41,048
777	VOXX International Corp. *	7,405
		350,721
	HOUSEHOLD PRODUCTS/WARES - 0.5%
2,041	Central Garden & Pet Co. *	20,002
1,270	Helen of Troy Ltd. *	111,265
2,346	Wausau Paper Corp.	21,864
676	WD-40 Co.	54,729
		207,860
	HOUSEWARES - 0.5%
16

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
2,844	Toro Co.	190,662

	INSURANCE - 2.3%
3,938	American Equity Investment Life Holding Co.	106,129
912	AMERISAFE, Inc.	41,213
907	eHealth, Inc. *	11,120
1,523	Employers Holdings, Inc.	37,176
407	HCI Group, Inc.	17,737
2,058	Horace Mann Educators Corp.	69,910
549	Infinity Property & Casualty Corp.	40,708
2,377	Meadowbrook Insurance Group, Inc.	20,300
1,742	Montpelier Re Holdings Ltd.	66,388
524	Navigators Group, Inc. *	40,898
2,755	ProAssurance Corp.	123,837
1,790	RLI Corp.	88,891
612	Safety Insurance Group, Inc.	35,588
2,709	Selective Insurance Group, Inc.	72,981
1,075	Stewart Information Services Corp.	39,238
988	United Fire Group, Inc.	29,512
17

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	INSURANCE (Continued) - 2.3%
848	United Insurance Holdings Corp.	$ 14,102
1,417	Universal Insurance Holdings, Inc.	34,036
		889,764
	INTERNET - 1.6%
4,340	8x8, Inc. *	37,888
1,927	Blucora, Inc. *	26,342
523	Blue Nile, Inc. *	14,231
1,652	comScore, Inc. *	86,499
1,960	DHI Group, Inc. *	14,896
965	FTD Cos, Inc. *	27,541
1,016	HealthStream, Inc. *	29,403
2,331	j2 Global, Inc.	161,702
1,089	Liquidity Services, Inc. *	10,193
2,855	NIC, Inc.	48,535
1,750	Perficient, Inc. *	36,103
1,573	QuinStreet, Inc. *	8,541
708	Stamps.com, Inc. *	43,818
1,330	VASCO Data Security International, Inc. *	33,808
1,167	XO Group, Inc. *	18,975
		598,475
	IRON/STEEL - 0.1%
8,882	AK Steel Holding Corp. *	45,121

	LEISURE TIME - 0.2%
667	Arctic Cat, Inc.	23,672
3,651	Callaway Golf Co.	35,342
		59,014
	LODGING - 0.3%
3,863	Boyd Gaming Corp. *	50,992
1,942	Interval Leisure Group, Inc.	48,142
868	Marcus Corp.	16,813
394	Monarch Casino & Resort, Inc. *	7,210
18

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
		123,157
	MACHINERY - CONSTR&MINING - 0.1%
892	Astec Industries, Inc.	37,535

	MACHINERY - DIVERSIFIED - 0.8%
1,424	Albany International Corp.	55,821
2,029	Applied Industrial Technologies, Inc.	84,751
2,275	Briggs & Stratton Corp.	44,476
620	DXP Enterprises, Inc. *	27,931
581	Lindsay Corp.	46,010
901	Tennant Co.	57,925
		316,914
	MEDIA - 0.3%
2,525	EW Scripps Co	58,807
1,269	Scholastic Corp.	51,572
		110,379
19

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	METAL FABRICATE/HARDWARE - 0.6%
1,081	AM Castle & Co. *	$ 4,237
912	CIRCOR International, Inc.	49,832
586	Haynes International, Inc.	26,059
2,715	Mueller Industries, Inc.	95,134
460	Olympic Steel, Inc.	5,037
1,435	RTI International Metals, Inc. *	54,028
		234,327
	MINING - 1.0%
2,482	Century Aluminum Co. *	31,993
3,082	Globe Specialty Metals, Inc.	61,393
827	Kaiser Aluminum Corp.	66,466
1,003	Materion Corp.	40,110
5,667	Stillwater Mining Co. *	76,108
2,631	US Silica Holdings, Inc.	98,268
		374,338
	MISCELLANEOUS MANUFACTURER - 1.9%
3,087	Actuant Corp.	73,532
1,320	Azz, Inc.	61,235
2,436	Barnes Group, Inc.	97,684
1,177	EnPro Industries, Inc.	75,340
1,441	Fabrinet *	26,097
2,988	Federal Signal Corp.	46,971
3,052	Hilldenbrand, Inc.	89,698
1,463	John Bean Technologies Corp.	56,457
1,016	LSB Industries, Inc. *	43,089
806	Lydall, Inc. *	21,633
1,126	Myers Industries, Inc.	18,207
610	Standex International Corp.	49,331
956	Sturm Ruger & Co, Inc.	52,398
1,177	Tredegar Corp.	24,093
		735,765
	OFFICE FURNISHINGS - 0.2%
20

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
3,188	Interface, Inc.	69,275

	OIL & GAS - 1.4%
1,682	Approach Resources, Inc. *	14,751
2,599	Bill Barrett Corp. *	30,148
1,875	Bonanza Creek Energy, Inc. *	51,675
2,242	Carrizo Oil & Gas, Inc. *	124,947
2,461	Comstock Resources, Inc.	13,215
780	Contango Oil & Gas Co. *	19,555
2,681	Northern Oil and Gas, Inc. *	23,700
4,121	Paragon Offshore PLC	7,459
1,890	PDC Energy, Inc. *	107,239
3,395	Penn Virginia Corp. *	22,679
3,084	PetroQuest Energy, Inc. *	8,265
2,702	Rex Energy Corp. *	13,510
2,889	Stone Energy Corp. *	49,315
2,131	Swift Energy Co. *	6,436
4,153	Synergy Resources Corp. *	49,753
		542,647
21

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	OIL & GAS SERVICES - 1.5%
1,775	Basic Energy Services, Inc. *	$ 18,087
1,713	Bristow Group, Inc.	106,429
970	CARBO Ceramics, Inc.	42,903
3,356	Exterran Holdings, Inc.	124,407
2,595	Flotek Industries, Inc. *	37,082
731	Geospace Technologies Corp. *	15,790
603	Gulf Island Fabrication, Inc.	7,954
1,301	Gulfmark Offshore, Inc.	19,528
6,542	ION Geophysical Corp. *	14,916
1,268	Matrix Service Co. *	27,858
4,001	Newpark Resources, Inc. *	41,050
2,916	Pioneer Energy Services Corp. *	21,724
861	SEACOR Holdings, Inc. *	62,560
1,756	Tesco Corp.	22,582
3,812	TETRA Technologies, Inc. *	27,523
		590,393
	PACKAGING & CONTAINERS - 0.3%
4,076	KapStone Paper and Packaging Corp.	113,924

	PHARMACEUTICALS - 1.5%
670	Anika Therapeutics, Inc. *	22,860
2,808	Depomed, Inc. *	65,314
3,265	Impax Laboratories, Inc. *	147,774
1,285	Lannett Co, Inc. *	73,888
1,746	Neogen Corp. *	77,767
1,490	PharMerica Corp. *	42,703
2,551	Prestige Brands Holding, Inc. *	100,127
1,157	Sagent Pharmaceuticals, Inc. *	26,970
		557,403
	REAL ESTATE - 0.2%
1,672	Forestar Group, Inc. *	24,679
1,595	HFF, Inc.	62,508
22

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
		87,187
	REAL ESTATE INVESTMENT TRUSTS - 7.5%
3,271	Acadia Realty Trust	101,074
865	Agree Realty Corp.	26,625
1,809	American Assets Trust, Inc.	71,998
2,812	Associated Estates Realty Corp.	80,142
4,719	Capstead Mortgage Corp.	54,976
1,352	CareTrust REIT, Inc.	16,886
3,729	Cedar Realty Trust, Inc.	26,066
2,787	Chesapeake Lodging Trust	88,487
1,046	CoreSite Realty Corp.	50,292
10,327	Cousins Properties, Inc.	100,585
10,292	DiamondRock Hospitality Co.	139,560
1,525	EastGroup Properties, Inc.	87,230
2,285	Education Realty Trust, Inc.	76,822
2,780	EPR Properties	160,323
4,327	Franklin Street Properties Corp.	51,102
3,813	GEO Group, Inc.	148,707
1,236	Getty Realty Corp.	21,469
23

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued) - 7.5%
3,427	Government Properties Income Trust	$ 71,419
4,764	Healthcare Realty Trust, Inc.	121,958
4,375	Inland Real Estate Corp.	45,019
4,041	Kite Realty Group Trust	105,874
10,155	Lexington Realty Trust	94,137
1,720	LTC Properties, Inc.	74,751
10,719	Medical Properties Trust, Inc.	149,852
1,082	Omega Healthcare Investors, Inc.	39,049
4,134	Parkway Properties, Inc.	67,260
3,339	Pennsylvania Real Estate Investment Trust	75,495
2,802	Post Properties, Inc.	160,190
942	PS Business Parks, Inc.	71,922
4,416	Retail Opportunity Investments Corp.	74,100
2,891	Sabra Health Care REIT, Inc.	86,383
575	Saul Centers, Inc.	28,934
1,823	Sovran Self Storage, Inc.	159,221
4,189	Summit Hotel Properties, Inc.	55,169
621	Universal Health Realty Income Trust	30,839
1,396	Urstadt Biddle Properties, Inc.	28,967
		2,842,883
	RETAIL - 6.8%
3,719	Aeropostale, Inc. *	11,492
2,030	Barnes & Noble, Inc. *	44,457
803	Big 5 Sporting Goods Corp.	10,953
79	Biglari Holdings, Inc. *	28,875
1,016	BJ's Restaurants, Inc. *	47,549
1,144	Bob Evans Farms, Inc.	49,215
2,153	Brown Shoe Co, Inc.	63,944
1,331	Buckle, Inc.	59,629
1,986	Casey's General Stores, Inc.	163,210
1,435	Cash America International, Inc.	37,195
1,223	Cato Corp.	48,113
24

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
1,036	Children's Place, Inc.	62,844
1,902	Christopher & Banks Corp. *	11,298
1,230	Cracker Barrel Old Country Store, Inc.	162,950
802	DineEquity, Inc.	77,337
2,228	Ezcorp, Inc. *	20,498
2,300	Finish Line, Inc.	56,419
1,364	First Cash Financial Services, Inc. *	65,936
2,082	Francesca's Holdings Corp. *	35,248
1,665	Fred's, Inc.	28,089
1,148	Genesco, Inc. *	77,593
1,042	Group 1 Automotive, Inc.	82,297
1,070	Haverty Furniture Cos, Inc.	22,962
1,208	Hibbett Sports, Inc. *	56,534
1,894	Jack in the Box, Inc.	164,342
780	Kirkland's, Inc. *	18,517
1,120	Lithia Motors, Inc.	111,698
1,269	Lumber Liquidators Holdings, Inc. *	34,885
1,203	MarineMax, Inc. *	26,562
2,207	Men's Wearhouse, Inc.	124,894
25

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	RETAIL (Continued) - 6.8%
873	Movado Group, Inc.	$ 25,562
901	Outerwall, Inc.	59,853
1,407	Papa John's International, Inc.	86,348
2,688	Pep Boys *	24,622
1,058	PetMed Express, Inc.	16,748
1,101	Popeyes Louisiana Kitchen, Inc. *	61,304
682	Red Robin Gourmet Burgers, Inc. *	51,211
2,246	Regis Corp. *	37,104
3,239	Ruby Tuesday, Inc. *	23,580
1,771	Ruth's Hospitality Group, Inc.	25,768
1,541	Sonic Automotive, Inc.	35,982
2,435	Sonic Corp.	69,763
1,614	Stage Stores, Inc.	31,166
1,385	Stein Mart, Inc.	16,385
3,015	Texas Roadhouse, Inc.	101,304
1,999	Tuesday Morning Corp. *	31,624
1,530	Vitamin Shoppe, Inc. *	64,076
1,010	Zumiez, Inc. *	32,027
		2,599,962
	SAVINGS & LOANS - 1.0%
4,160	Astoria Financial Corp.	54,787
1,902	Bank Mutual Corp.	13,675
637	Bofl Holding, Inc. *	58,483
3,409	Brookline Bancorp, Inc.	36,715
1,504	Dime Community Bancshares, Inc.	23,944
4,479	Northwest Bancshares, Inc.	55,136
1,843	Oritani Financial Corp.	27,461
2,547	Provident Financial Services, Inc.	45,846
4,353	Sterling Bancorp	56,502
		372,549
	SEMICONDUCTORS - 2.9%
3,233	Brooks Automation, Inc.	34,787
26

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
1,153	Cabot Microelectronics Corp. *	54,537
1,016	CEVA, Inc. *	21,031
3,021	Cirrus Logic, Inc. *	102,049
1,149	Cohu, Inc.	12,030
1,802	Diodes, Inc. *	48,150
1,047	DSP Group, Inc. *	11,915
4,334	Entropic Communications, Inc. *	13,089
2,394	Exar Corp. *	23,629
2,627	Kopin Corp. *	8,722
3,773	Kulicke & Soffa Industries, Inc. *	57,010
2,095	Micrel Inc	28,492
4,879	Microsemi Corp.*	162,763
2,590	MKS Instruments, Inc.	90,158
1,723	Monolithic Power Systems, Inc.	89,303
1,106	Nanometrics, Inc. *	17,099
897	Pericom Semiconductor Corp.	11,230
1,395	Power Integrations, Inc.	69,039
4,196	QLogic Corp. *	61,681
1,683	Rudolph Technologies, Inc. *	21,593
27

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	SEMICONDUCTORS (Continued) - 2.9%
2,220	Tessera Technologies, Inc.	$ 80,164
1,415	Ultratech, Inc. *	28,243
1,902	Veeco Instruments, Inc. *	56,128
		1,102,842
	SOFTWARE - 3.4%
2,380	Blackbaud, Inc.	120,261
1,901	Bottomline Technologies de, Inc. *	50,871
512	Computer Programs & Systems, Inc.	26,793
1,664	CSG Systems International, Inc.	48,456
2,103	Dealertrack Technologies, Inc. *	82,669
1,285	Digi International, Inc. *	12,979
1,429	Ebix, Inc.	38,997
1,591	Epiq Systems, Inc.	28,495
833	Interactive Intelligence Group, Inc. *	36,635
1,181	ManTech International Corp.	34,521
2,943	MedAssets, Inc. *	59,566
2,790	Medidata Solutions, Inc. *	149,070
429	MicroStrategy, Inc. *	78,129
1,946	Monotype Imaging Holdings, Inc.	63,070
1,684	Omnicell, Inc. *	59,833
2,435	Progress Software Corp. *	64,284
2,171	Quality Systems, Inc.	33,857
1,740	Synchronoss Technologies, Inc. *	79,831
1,351	SYNNEX Corp.	103,351
4,207	Take-Two Interactive Software, Inc. *	99,706
1,740	Tangoe, Inc. *	23,803
		1,295,177
	STORAGE/WAREHOUSING - 0.2%
2,248	Mobile Mini, Inc.	86,638

	TELECOMMUNICATIONS - 2.0%
2,606	ADTRAN, Inc.	43,286
28

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
1,340	Anixter International, Inc. *	94,604
487	Atlantic Tele-Network, Inc.	32,152
788	Black Box Corp.	15,681
1,763	CalAmp Corp. *	34,749
10,476	Cincinnati Bell, Inc. *	35,933
773	Comtech Telecommunications Corp.	22,340
2,327	Consolidated Communications Holdings, Inc.	49,030
1,525	General Communication, Inc. *	24,187
4,274	Harmonic, Inc. *	29,961
3,930	Iridium Communications, Inc. *	39,968
2,878	Ixia *	34,478
1,159	LogMeIn, Inc. *	74,385
921	Lumos Networks Corp.	13,023
1,653	NETGEAR, Inc. *	50,036
1,119	Spok Holdings, Inc.	21,065
2,242	ViaSat, Inc. *	134,789
		749,667
29

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
Shares		Value
	TEXTILES - 0.4%
957	G&K Services, Inc.	$ 67,564
749	UniFirst Corp.	84,809
		152,373
	TRANSPORTATION - 1.8%
1,184	ArcBest Corp.	42,269
1,177	Atlas Air Worldwide Holdings, Inc. *	57,367
1,093	Celadon Group, Inc.	28,243
865	Echo Global Logistics, Inc. *	24,998
975	Era Group, Inc. *	21,625
1,472	Forward Air Corp.	74,145
2,734	Heartland Express, Inc.	57,195
1,595	Hornbeck Offshore Services, Inc. *	36,446
1,648	Hub Group, Inc. *	65,755
2,955	Knight Transportation, Inc.	85,399
2,043	Matson, Inc.	82,743
1,368	Roadrunner Transportation System, Inc. *	33,475
1,260	Saia, Inc. *	51,345
4,399	Uti Worldwide, Inc. *	39,723
		700,728
	WATER - 0.2%
1,906	American States Water Co.	73,171

	TOTAL COMMON STOCKS (Cost $33,092,752)	33,709,826

	EXCHANGE TRADED FUNDS - 10.5%
	EQUITY FUNDS - 10.5%
16,200	iShares Core S&P Small-Cap ETF	1,868,022
20,185	SPDR S&P 600 Small Cap ETF	2,137,995
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,994,378)	4,006,017

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
30

FORTUNATUS PROTACTICAL NEW OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015
	Shares			Value
	633,541	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio 0.00% ** (Cost $633,541)		$ 633,541

		TOTAL INVESTMENTS - 100.7% (Cost $37,720,671) (a)		$ 38,349,384
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(252,442)
		NET ASSETS - 100.0%		$ 38,096,942

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,720,671 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 1,978,821
			Unrealized Depreciation:	(1,350,108)
			Net Unrealized Appreciation:	$ 628,713
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.

See accompanying notes to financial statements.

31

Fortunatus Protactical New Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2015

ASSETS
Investment in securities at value (identified cost $37,720,671)	$38,349,384
Receivable for Fund shares sold	40,488
Dividends and interest receivable	17,754
TOTAL ASSETS	38,407,626

LIABILITIES
Payable for investments purchased	256,329
Investment advisory fees payable	30,930
Payable for Fund shares repurchased	8,703
Accrued expenses and other liabilities	14,722
TOTAL LIABILITIES	310,684
NET ASSETS	$38,096,942

Net Assets Consist Of:
Paid in capital	$37,455,424
Accumulated net investment loss	(14,315)
Accumulated net realized gain from security transactions	27,120
Net unrealized appreciation on investments	628,713
NET ASSETS	$38,096,942

Net Asset Value Per Share:
Class A Shares:
Net Assets	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding)	$10.04	*
Maximum offering price per share (maximum sales charge of 5.75%) (a) (b)	$10.65

Class I Shares:
Net Assets	$38,096,932
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,795,012
Net asset value (Net Assets ÷ Shares Outstanding) (b)	$10.04

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

(b)	Redemption of shares held less than 30 days may be assessed a redemption fee of 1.00%.

*	NAV may recalculate due to rounding of shares.

See accompanying notes to financial statements.

32

Fortunatus Protactical New Opportunity Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended April 30, 2015 *

INVESTMENT INCOME
Dividends	$145,866
Interest	350
TOTAL INVESTMENT INCOME	146,216

EXPENSES
Investment advisory fees	85,321
Administrative services fees	26,071
Transfer agent fees	12,207
Legal fees	7,845
Registration fees	7,108
Audit fees	6,165
Compliance officer fees	4,535
Printing and postage expenses	4,082
Trustees fees and expenses	3,671
Custodian fees	1,782
Insurance expense	596
Other expenses	1,148
TOTAL EXPENSES	160,531

NET INVESTMENT LOSS	(14,315)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	27,120
Net change in unrealized appreciation on investments	628,713

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	655,833

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$641,518

*	The Fortunatus Protactical New Opportunity Fund commenced operations on December 29, 2014.

See accompanying notes to financial statements.

33

Fortunatus Protactical New Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30,
2015**
(Unaudited)
FROM OPERATIONS
Net investment loss	$(14,315)
Net realized gain from security transactions	27,120
Net change in unrealized appreciation on investments	628,713
Net increase in net assets resulting from operations	641,518

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class I	40,032,747
Redemption fee proceeds:
Class I	4,712
Payments for shares redeemed:
Class I	(2,582,045)
Net increase in net assets resulting from shares of beneficial interest	37,455,424

TOTAL INCREASE IN NET ASSETS	38,096,942

NET ASSETS
Beginning of Period	—
End of Period*	$38,096,942
* Includes undistributed net investment loss of:	$(14,315)

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	4,048,996
Shares Redeemed	(253,984)
Net increase in shares of beneficial interest outstanding	3,795,012

**	The Fortunatus Protactical New Opportunity Fund commenced operations on December 29, 2014.

See accompanying notes to financial statements.

34

Fortunatus Protactical New Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A	Class I

	Period Ended	Period Ended
	April 30,	April 30,
	2015	2015
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00

Activity from investment operations:
Net investment loss (2)	0.01	0.00 (7)
Net realized and unrealized gain on investments	0.03	0.04
Total from investment operations	0.04	0.04

Paid-in-Capital From Redemption Fees	—	0.00 (7)

Net asset value, end of period	$10.04	$10.04

Total return (3)(5)	0.40%	0.40%

Net assets, at end of period	$10 (6)	$38,097

Ratio of net expenses to average net assets (4)	2.07%	1.82%
Ratio of net investment income to average net assets (4)	(0.41)%	(0.16)%

Portfolio Turnover Rate (5)	3.81%	3.81%

(1)	The Fortunatus Protactical New Opportunity Fund shares commenced operations on December 29, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Annualized.

(5)	Not annualized.

(6)	Actual net assets, amount not truncated.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

35

Fortunatus Protactical New Opportunity Fund

Notes to Financial Statements (Unaudited)

April 30, 2015

1.	ORGANIZATION

The Fortunatus Protactical New Opportunity Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 29, 2014. The investment objective is to seek current income.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or

36

Fortunatus Protactical New Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2015

managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2015, for the Funds’ assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$33,709,826	$—	$—	$33,709,826
Exchange Traded Funds	4,006,017	—	—	4,006,017
Short Term Investment	633,541		—	633,541
Total	$38,349,384	$—	$—	$38,349,384

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classifications.
37

Fortunatus Protactical New Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2015

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2015. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2015, amounted to $37,915,452 and $855,442 respectively.

38

Fortunatus Protactical New Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2015

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Fortunatus Fund Management, LLC. (the “Adviser”) serves as investment adviser to the Fund. Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.97% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least March 1, 2016, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.20% and 1.95% of the Fund’s average daily net assets for Class A and Class I, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.20% and 1.95% of average daily net assets attributable to Class A and Class I shares, respectively the Advisor shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the limitations of average daily net assets for each class respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A. For the period ended April 30, 2015, the Distributor received $0 in underwriting commissions for sales of Class A, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

39

Fortunatus Protactical New Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2015

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the period ended April 30, 2015, the Fund assessed $4,712 redemption fees.

6.	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

40

Fortunatus Protactical New Opportunity Fund

EXPENSE EXAMPLES (Unaudited)

April 30, 2015

As a shareholder of Fortunatus Protactical New Opportunity Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	11/1/14	4/30/15	11/1/14– 4/30/15	11/1/14– 4/30/15
Actual – Class A	$1,000.00	$1,004.00	$10.93	2.20%
Class I	$1,000.00	$1,004.00	$9.04	1.82%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	11/1/14	4/30/15	11/1/14– 4/30/15	11/1/14– 4/30/15
Hypothetical – Class A	$1,000.00	$1,009.36	$7.39	2.20%
Class I	$1,000.00	$1,010.63	$6.12	1.82%
(5% return before expenses)

*	“Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (122) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.
41

Fortunatus Protactical New Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2015

Approval of Advisory Agreement – Fortunatus Protactical New Opportunity Fund

At a meeting held on October 10, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, considered the approval of an investment advisory agreement (the “Agreement”) between Fortunatus Investments, LLC (“Fortunatus” or the “Adviser”) and the Trust, on behalf of the Fortunatus Protactical New Opportunity Fund (the “Fund”), a new series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (d) a comparison of the Fund’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (e) the anticipated level of profitability from the Adviser’s fund-related operations; (f) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (g) information regarding the historical performance record of a separately managed account strategy comparable to the Fund’s proposed investment strategy.

In its consideration of the Agreement, the Board did not identify any single factor as controlling. Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Fortunatus related to the proposed Advisory Agreement with the Trust on behalf of the Fund, including the proposed Advisory Agreement, a description of the manner in which investment decisions are to be made and executed, the financial condition of Fortunatus, an overview of the personnel that would perform services for the Fund, and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940 (the “1940 Act”), from engaging in conduct prohibited by Rule 17j-1(b), and other policies and procedures of Fortunatus.

In reaching its conclusions, the Board considered that Fortunatus’ personnel have experience in constructing proprietary portfolio models that are then utilized by separate accounts managed by registered investment advisers that are affiliates of Fortunatus. The Board considered the growth and scale of the separate accounts of Fortunatus’ affiliates. The Board also considered Fortunatus’ capabilities in monitoring compliance with the Fund’s investment limitations and that Fortunatus has contracted with independent third parties for compliance support. The Board concluded that such practices were adequate. The Board then concluded that Fortunatus had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Fortunatus to the Fund were satisfactory.

Performance. The Board considered that the Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Board noted that Fortunatus has not previously directly advised clients, but rather has built model asset allocation portfolios for separately managed accounts of affiliates of Fortunatus. The Board considered that Fortunatus has structured one separately managed account portfolio with similar investment objectives, strategies and restrictions to those of the Fund, and that the limited performance record of that account is positive for the six-month period ended June 30, 2014. The Board concluded that, based on Fortunatus’ presentations and the prior experience and qualifications of the portfolio management team, Fortunatus is expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Fortunatus, the Board considered a comparison of the Fund’s proposed advisory fee and estimated overall expenses to those of certain peer funds with similar investment objectives and strategies (“Peer Group”). The Board considered that Fortunatus proposed to charge an advisory fee of 0.97% of the Fund’s average net assets. The Board considered that the proposed advisory fee is within the range of the advisory fees reflected in the Peer Group. The Board also noted that the Fund’s overall estimated expenses were within the range of the Peer Group, and that the Peer Group included certain established funds that had already reached economies of scale in terms of asset size. The Board also

42

Fortunatus Protactical New Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2015

considered that Fortunatus has agreed to reimburse expenses to limit net annual operating expenses to 2.20%, 2.95% and 1.95% of the average net assets of Class A, Class C and Class I shares of the Fund, respectively. The Board concluded that the proposed contractual advisory fee to be paid to Fortunatus was fair and reasonable and that the overall expense ratio was acceptable in light of these factors.

Profitability. The Board considered Fortunatus’ anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Fund and the Fund’s projected growth. The Board reviewed an estimated profitability analysis prepared by Fortunatus and concluded that, based on the Fund’s expected asset levels during its first two years of operations and the estimated costs of managing the Fund, it was satisfied that Fortunatus’ anticipated level of profitability from its relationship with the Fund would not be excessive during the Fund’s start-up phase.

Economies of Scale. The Board considered whether Fortunatus would realize economies of scale with respect to its management of the Fund. The Board considered the estimated profitability analysis included in the Board Materials. The Board considered that while expenses of managing the Fund as a percentage of assets under management are expected to decrease as the Fund’s assets growth, given current and projected asset levels, economies of scale was not a relevant consideration at this time. The Board noted that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

Conclusion. The Board, having requested and received such information from Fortunatus as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and assisted by the advice of independent counsel, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

43

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600
44

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

45

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3646.

INVESTMENT ADVISOR
Fortunatus Investments, LLC
135 W North St, Suite 10
Brighton, MI 48116

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788
46

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/9/15

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 7/9/15